DUE TO RELATED PARTIES (Details Narrative) - ESG [Member] - USD ($)	1 Months Ended
	Feb. 28, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Common stock shares issued		10,432,800	10,432,800	10,432,800
Common stock value		$ 10,433	$ 10,433	$ 10,433
Mr. Zhi Yang [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock shares issued	12,000,000
Common stock value	$ 30,000
Shares canceled, description	ESG canceled the 12 million shares, and the $30,000 of paid in capital became short term debt.